Business Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Consulting agreement expense	$ 17,708
Depreciation expense	1,487	$ 131
Change in fair value of convertible debentures and warrant liability expense	26,104
Investment impairment	1,307	21,703
Other non-operating expenses	$ 27,544
Fair value of convertible debentures		98
Compensation expense		$ 400